LICENSE	12 Months Ended
Jun. 30, 2022
LICENSE
LICENSE

14. LICENSES

$
Cost
As at June 30, 2020	542,912
Acquisition of a subsidiary (Note 11)	167,999
As at June 30, 2021	710,911
Additions (disposals)	-
As at June 30, 2022	710,911

Accumulated amortization
As at June 30, 2020	-
Amortization	(141,249)
As at June 30, 2021	(141,249)
Amortization	(164,582)
As at June 30, 2022	(305,831)

Net book value ($)
As at June 30, 2021	569,662
As at June 30, 2022	405,080

During the year ended June 30, 2022, amortization expense in relation to these licenses amounted to $164,582 (June 30, 2021 - $141,249).